Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	$ 33,738	$ 33,737
Accumulated Amortization, Subtotal- definite-lived intangibles	(33,225)	(32,866)
Net Book Value, Subtotal - definite-lived intangibles	513	871
Intangible assets, Gross Asset	88,290	87,977
Intangible assets, Net Book Value	55,065	55,111
VITAS Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	51,300	51,300
Intangible assets, Net Book Value	51,300	51,300
Rapid Rooter Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	150	150
Intangible assets, Net Book Value	150	150
Operating Licenses [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	3,102	2,790
Intangible assets, Net Book Value	3,102	2,790
Referral Networks [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	21,729	21,729
Accumulated Amortization, Subtotal- definite-lived intangibles	(21,528)	(21,473)
Net Book Value, Subtotal - definite-lived intangibles	201	256
Covenants Not To Compete [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	9,533	9,533
Accumulated Amortization, Subtotal- definite-lived intangibles	(9,295)	(9,220)
Net Book Value, Subtotal - definite-lived intangibles	238	313
Customer Lists [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	1,215	1,215
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,215)	(1,215)
Reacquired Franchise Rights [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	1,261	1,260
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,187)	(958)
Net Book Value, Subtotal - definite-lived intangibles	$ 74	$ 302